3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Average exchange rates for year | Renminbi
Exchange rate at year end	663.44%	622.45%	614.43%
Average exchange rates for year | Hong Kong dollars
Exchange rate at year end	776.15%	775.21%	775.56%
Renminbi
Exchange rate at year end	693.70%	649.36%
Hong Kong dollars
Exchange rate at year end	775.51%	775.10%